Goodwill, net (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill, net
	December 31, 2023	June 30, 2024	June 30, 2024
	S$’000	S$’000	US$’000

Acquisition	664	664	490
Goodwill impairment	(664)	(664)	(490)
	-	-	-

Summarizes fair value of the assets acquired and liabilities assumed

The following table summarizes the fair value of the assets acquired and liabilities assumed as of February 20, 2023:

S$’000

Cash and cash equivalents	63
Accounts receivable, net	12
Deposits, prepaid expenses and other current assets	76
Total identifiable assets acquired	151
Total liabilities assumed	(215)
Net liabilities acquired	(64)
Goodwill	664
Total acquisition consideration	600